Related Parties Balances and Transactions (Income From or Expenses to Related Parties) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income:
Sales	$ 4,893	$ 251
Costs and expenses:
Financing expense	$ 31	$ 24